Annual Total Returns[BarChart] - Diversified Value Portfolio - Diversified Value Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.92%	16.50%	29.40%	9.83%	(2.45%)	12.96%	13.16%	(9.12%)	25.70%	11.78%